Summary of Significant Accounting Policies - Schedule of Measured Fair Value by level within the fair value hierarchy (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments with readily determinable fair value	$ 486,696
Liabilities:
Contingent consideration payable	29,633,064
Quoted prices in active markets for identical assets and liabilities (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments with readily determinable fair value	486,696
Liabilities:
Contingent consideration payable
Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments with readily determinable fair value
Liabilities:
Contingent consideration payable
Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments with readily determinable fair value
Liabilities:
Contingent consideration payable	$ 29,633,064